Long-term Debt	6 Months Ended
Jun. 30, 2014
Long-term Debt [Abstract]
Long-term Debt
9. Long-term Debt:
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,	June 30,
	2013	2014
5% Convertible Senior Unsecured Notes	$700,000	$700,000
6.5% Drill Rigs Senior Secured Notes	800,000	800,000
7.25% Ocean Rig Senior Unsecured Notes	-	500,000
9.5% Ocean Rig Senior Unsecured Notes	500,000	-
Secured Credit Facilities – Drybulk Segment	638,820	605,618
Secured Credit Facilities – Tanker Segment	303,979	290,945
Secured Credit Facilities – Drilling Segment	890,000	1,288,421
Term Loan B Facility - Drilling Segment	1,895,250	1,885,750
Less: Deferred financing costs and equity component of notes	(160,046)	(116,090)
Total debt	5,568,003	5,954,644
Less: Current portion	(1,660,168)	(1,578,092)
Long-term portion	$3,907,835	$4,376,552

Convertible Senior Notes and Related Borrow Facility

In conjunction with the Company's public offering of an aggregate of $460,000 and $240,000 aggregate principal amount of 5% Convertible unsecured Senior Notes in November 2009 and April 2010, respectively (collectively, the "Convertible Senior Notes" or the "Notes"), the Company entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower approximately 36,100,000 shares of the Company's common stock. Under the share lending agreements, the share borrower is required to return the borrowed shares when the Notes are no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of $0.01 per share from the share borrower for the use of the borrowed shares. As of December 31, 2013 and June 30, 2014, the share borrower had returned an aggregate of 21,000,000 of the above-referenced loaned shares to the Company, which were not retired and are included as treasury stock in the accompanying balance sheets as of December 31, 2013 and June 30, 2014, respectively.

The fair value of the outstanding loaned shares as of December 31, 2013 and June 30, 2014, was $70,970 and $48,622 respectively. On the day of the Notes issuance the fair value of the share lending agreements was determined to be $14,476, based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement during the six-month periods ended June 30, 2013 and 2014, was $1,475 and $1,475, respectively, and is included in "Interest and finance costs." The unamortized balance as of December 31, 2013 and June 30, 2014, was $2,733 and $1,258, respectively.

Effective September 19, 2011, the applicable conversion price of the Notes changed to $6.9 per share. The previous conversion price of $7.19 per share was adjusted downward in connection with the Company's partial spin off of Ocean Rig common stock held by the Company. Since the Company's stock price was below the Notes conversion price of $6.9 as of June 30, 2014, the if-converted value did not exceed the principal amount of the Notes.

The total interest expense related to the Notes in the Company's unaudited interim condensed consolidated statement of operations for the six-month periods ended June 30, 2013 and 2014, was $38,383 and $41,158, respectively, of which $20,883 and $23,658, respectively, are non-cash amortization of the discount on the liability component and $17,500 and $17,500, respectively, are the contractual interest paid semi-annually at a coupon rate of 5% per year. At December 31, 2013 and June 30, 2014, the net carrying amount of the liability component and unamortized discount were $654,738 and $678,397, respectively, and $45,262 and $21,603, respectively.

The Company's interest expense associated with the $460,000 aggregate principal amount and $240,000 aggregate principal amount of Notes is accretive based on an effective interest rate of 12% and 14%, respectively.

Ocean Rig's 6.5% senior secured notes due 2017

On September 20, 2012, Ocean Rig's wholly owned subsidiary Drill Rigs Holdings Inc. ("the Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. Ocean Rig used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Notes are fully and unconditionally guaranteed by Ocean Rig and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with Ocean Rig, the "Guarantors").

Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the notes, at one time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (from October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Notes and the Drill Rigs Notes guarantees are secured, on a first priority basis, by a security interest in the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude, and certain other assets of the Issuer and the Issuer Subsidiary Guarantors, and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Notes.

 Ocean Rig's 7.25% senior unsecured notes due 2019

On March 26, 2014, Ocean Rig issued $500,000 aggregate principal amount of 7.25% senior unsecured notes due 2019 (the "7.25% Senior Unsecured Notes") offered in a private placement, resulting in net proceeds of approximately $493,625. The 7.25% Senior Unsecured Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness. Ocean Rig used the net proceeds from the offering of the 7.25% Senior Unsecured Notes, together with cash on hand and repurchased $462,300 of its 9.5% Senior Unsecured Notes, of which $500,000 in aggregate principal amount was outstanding prior to closing of the 7.25% Senior Unsecured Notes Offering, at a tender premium of 105.375%, while the remaining $37,700, was redeemed at a redemption price of 104.5% on May 13, 2014.

The 7.25% Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 101% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 7.25% per year.

Ocean Rig's 9.5% senior unsecured notes due 2016

On April 27, 2011, Ocean Rig issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "9.5% Senior Unsecured Notes") offered in a private placement, resulting in net proceeds of approximately $487.5 million. The 9.5% Senior Unsecured Notes were unsecured obligations and ranked senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of Ocean Rig's existing and future unsecured senior indebtedness.

The 9.5% Senior Unsecured Notes were not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of Ocean Rig's shares were acquired by any person or group other than DryShips or its affiliates, the noteholders had an option to require Ocean Rig to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate was 9.5% per year.

The 9.5% Senior Unsecured Notes were repurchased or redeemed in connection with the 7.25% Senior Unsecured Notes offering discussed above.

Term bank loans and credit facilities

The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between March 2015 and June 2025. Interest rates on the outstanding loans as at June 30, 2014, are based on LIBOR plus a margin, except for an amount of $1,885,750 from the loan facilities which are based on a fixed rate.

On March 28, 2014, the Company entered into a supplemental agreement relating to the loan agreement dated March 19, 2012, to amend certain financial covenants.

On April 14, 2014, the Company obtained a waiver letter relating to the term loan facility dated June 20, 2008, to amend certain financial covenants. The waiver is subject to definitive documentation, which is expected to be completed by the end of the third quarter of 2014.

On April 30, 2014, the Company reached an agreement with the lender under its two Senior Secured Credit Facilities dated October 5, 2007 and March 13, 2008. Under the terms of these agreements, among other things, the lender has agreed to waive certain financial covenants until December 31, 2014 and relax other financial covenants until maturity and the Company has agreed to provide a pledge over approximately 3,800,000 Ocean Rig shares owned by DryShips until December 31, 2014. These agreements are subject to definitive documentation which is expected to be completed by the end of the third quarter of 2014.

On May 29, 2014 the Company entered into a supplemental agreement to the loan agreement dated February 14, 2012 to amend certain definition.

$1.35 billion Senior Secured Credit Facility

On March 24, 2014, Ocean Rig drew down the remaining undrawn amount of $450,000 under the $1.35 billion term loan facility signed on February 28, 2013, in connection with Ocean Rig Athena delivery.

On July 25, 2014, Ocean Rig's wholly owned subsidiary, Drillships Ocean Ventures Inc. entered into a $1.3 billion Senior Secured Term Loan B (“New Term Loan B”) facility to refinance the $1.35 billion Senior Secured Credit Facility led by DNB, which had a loan balance of approximately $1.3 billion on that date. In line with ASC 470-10-45 "Short-Term Obligations Expected to Be Refinanced" the Company has classified the outstanding balance of its bank loans as at June 30, 2014, in accordance with the terms of the new Term Loan B. The unamortized balance of the deferred finance fees associated with the loan repaid, amounting to approximately $19.5 million, was written off in the statement of operations upon the extinguishment of the related debt in July 2014. In addition, restricted cash of $75.0 million associated with the respective loans has been released upon the repayment. The New Term Loan B facility is secured primarily by first priority mortgages on the vessels, Ocean Rig Mylos, Skyros and Athena, bears interest at fixed rate, and matures on July 25, 2021.

$1.9 billion Term Loan B Facility

On February 7, 2014, Ocean Rig refinanced its then existing short-term Tranche B-2 Term Loans with a fungible add-on to its existing long-term Tranche B-1 Term Loans.  As a result of this refinancing, the total $1.9 billion of Tranche B-1 Term Loans will mature no earlier than the third quarter of 2020.

The aggregate available undrawn amounts under the Company's facilities at December 31, 2013 and June 30, 2014, were $450,000 and $0, respectively.

The weighted-average interest rates on the above outstanding debt were: 6.39% for the six-month period ended June 30, 2013 and 6.57% for the six-month period ended June 30, 2014.

The term loans, credit facilities and secured notes are secured by first priority mortgages over the Company's vessels, drilling rigs and drillships, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation and pledges of the shares of capital stock of certain of the Company's subsidiaries. The loans contain covenants that restrict, without the bank's prior consent changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgages of vessels and changes in the general nature of the Company's business. In addition, some of the vessels' owning companies are not permitted to pay any dividends to DryShips nor DryShips to its shareholders without the lender's prior consent. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including maintaining working capital above a certain level. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit DryShips' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

As of June 30, 2014, the Company was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements relating to its shipping segment. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of June 30, 2014, and giving effect to the waivers subsequently signed, the Company was in breach of certain financial covenants, contained in the Company's loan agreements relating to its shipping segment, under which a total of $82,650 was outstanding as of June 30, 2014 (Note 3). As a result of this non-compliance and of the cross default provisions contained in all of the Company's bank loan agreements relating to its shipping segment, and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of the amounts outstanding under its bank loans relating to its shipping segment that were in breach as of June 30, 2014, amounting to $896,563, as current at June 30, 2014.

As of June 30, 2014, the Company was in compliance with all the financial covenants contained in its debt agreements relating to its drilling segment.

Total interest incurred on long-term debt and amortization and write off of debt issuance costs, including capitalized interest, for the six-month periods ended June 30, 2013 and 2014, amounted to $119,366, and $172,178, respectively. These amounts net of capitalized interest are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations.

The annual principal payments required to be made after June 30, 2014, including balloon payments and taking into consideration the repayment of Ocean Rig's $1.35 billion Senior Secured Credit Facility and the New Term Loan B discussed above, totaling $6,070,734 due through July 2020, are as follows:

June 30, 2015	$1,625,313
June 30, 2016	32,000
June 30, 2017	32,000
June 30, 2018	832,000
June 30, 2019	532,000
June 30, 2020 and thereafter	3,017,421
Total principal payments	6,070,734
Less:Deferred financing costs and equity component of notes	(116,090)
Total debt	$5,954,644